Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
(Loss)/profit before tax	$ (9,857)	$ 7,725	$ 1,106
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	5,447	5,340	5,274
Impairment of property, plant and equipment	7	202	546
Amortization of intangible assets	47	62	50
Gain on disposal of property, plant and equipment	(318)	(239)	(88)
Adjustment for (gain) on fair value of derivatives	(259)	(3)	(146)
Dividend income	(106)	(108)	(109)
Finance income	(123)	(320)	(506)
Finance costs	1,251	744	1,012
Share of loss of associates	1	1	3
Impairment (reversal of impairment) for trade receivables	205	124	(122)
Impairment (reversal of impairment) for trade receivables for related parties	15	(11)	0
Impairment of other receivable	0	(80)	30
Impairment (Write-back of impairment) of inventories	14,136	(240)	(322)
Unrealized foreign exchange difference, net	1,784	411	(503)
Noncash other operating income	0	(60)	0
(Gain) on lease modification	(2)	0	0
Changes in operating assets and liabilities
Trade and other receivable, net	(25,739)	(1,899)	16,031
Contract assets	(1,387)	(5,242)	(3,160)
Inventories	(53,857)	(8,828)	3,166
Prepayment and other current assets	(886)	(1,928)	484
Amounts due to/from related parties	3,911	2,777	1,177
Other non-current assets	(169)	42	(238)
Trade and other payables, accruals, other current liabilities and other non-current liabilities	28,896	19,917	(5,527)
Net cash flows (used in)/provided by operating activities	(37,003)	18,387	18,158
Dividend received	106	108	109
Interest received	131	1,199	457
Interest paid	(1,078)	(613)	(894)
Income tax paid	(3,768)	(2,706)	(2,690)
Net cash (used in)/provided by operating activities	(41,612)	16,375	15,140
Investing activities:
Purchases of property, plant and equipment	(8,547)	(14,537)	(5,442)
Purchases of intangible assets	(4)	(67)	(20)
Purchases of investment properties	0	(1,762)	0
Purchases of long-term bank deposits	(38)	(610)	(272)
Purchases of short-term bank deposits	(1,364)	(3,617)	(835)
Proceeds from disposal of property, plant and equipment	399	297	171
Proceeds from maturities of short-term bank deposits	3,401	0	0
Net cash used in by investing activities	(6,153)	(20,296)	(6,398)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(2,817)	(1,208)	(2,763)
Repayments of borrowings	(11,819)	(5,037)	(19,811)
Repayments of borrowings - related parties	(6,000)	(639)	0
Proceeds from borrowings	63,915	3,531	5,349
Proceeds from borrowings - related parties	0	6,000	0
Principal elements of lease payments	(632)	(586)	(426)
Effect from the changes in shareholding percentage in subsidiary	(235)	0	(298)
Net cash provided by (used in) financing activities	42,412	2,061	(17,949)
Effect of exchange rate	(4,372)	424	2,102
Net (decrease) increase in cash and cash equivalents	(9,725)	(1,436)	(7,105)
Cash and cash equivalents at beginning of year	52,237	53,673	60,778
Cash and cash equivalents at end of year	$ 42,512	$ 52,237	$ 53,673